UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cobalt Capital Management, Inc.
Address: 237 Park Avenue, Suite 801
         New York, New York 10017


Form 13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wayne Cooperman
Title:   President
Phone:   (212) 808-3756

Signature, Place, and Date of Signing:


/s/ Wayne Cooperman     New York, New York     February 14, 2002
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Wayne Cooperman

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     118

Form 13F Information Table Value Total:     $478,655
                                            [thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-[             ]       Wayne Cooperman























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




                                                 COBALT CAPITAL MANAGEMENT, INC.
                                                    AS OF September 30, 2001

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

AmerisourceBergen Corp Common    03073E105      8,210     129,192  X                              1          X
Ace Ltd                Common    G0070K103      6,376     158,800  X                              1          X
Arch Coal Inc          Common    039380100      2,631     115,900  X                              1          X
Adelphia
  Communications Corp  Common    006848105     17,461     560,000  X                              1          X
Advanta Corp           Common
                       Class B   007942204      4,349     477,900  X                              1          X
American Eagle
  Outfitters           Common    02553E106      1,047      40,000  X                              1          X
AFC Enterprises, Inc.  Common    00104Q107        568      20,000  X                              1          X
Argosy Gaming Co       Common    040228108      2,250      69,200  X                              1          X
Apria Healthcare Group Common    037933108     43,785   1,752,100  X                              1          X
Amgen Inc              Common    031162100      3,386      60,000  X                              1          X
AMR Corp               Common    001765106        887      40,000  X                              1          X
Artesyn Technologies
  Inc                  Common    043127109        605      65,000  X                              1          X
ATI Technologies Inc   Common    001941103      1,016      80,000  X                              1          X
AVANT! Corp            Common    053487104      2,254     110,000  X                              1          X
Boise Cascade Corp     Common    097383103      3,061      90,000  X                              1          X
Bebe Stores Inc        Common    075571109      1,041      55,800  X                              1          X
Beverly Enterprises
  Inc                  Common    087851309      5,483     637,500  X                              1          X
Biogen Inc             Common    090597105      3,728      65,000  X                              1          X
Citigroup Inc          Common    172967101      3,029      60,000  X                              1          X
Continental Airlines
  Inc                  Common    210795308        262      10,000  X                              1          X
Cendant Corp           Common    151313103      9,609     490,000  X                              1          X
Career Education Corp  Common    141665109        343      10,000  X                              1          X
Constellation Energy
  Group Inc            Common    210371100      5,926     223,200  X                              1          X
Comverse Tech Inc      Common    205862402        671      30,000  X                              1          X



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


CNA Financial Corp     Common    126117100      6,324     216,800  X                              1          X
CNF Transportation Inc Common    12612W104      1,946      58,000  X                              1          X
Conoco Inc             Common    208251504      1,132      40,000  X                              1          X
Calpine Corp           Common    131347106      1,138      67,800  X                              1          X
Copart Inc             Common    217204106      1,455      40,000  X                              1          X
Cisco Systems Inc      Common    17275R102      1,811     100,000  X                              1          X
Dean Foods Co          Common    242370104      4,972      72,900  X                              1          X
Quest Diagnostics Inc  Common    74834L100      5,500      76,700  X                              1          X
Dal Tile Intl Inc      Common    23426R108      3,697     159,000  X                              1          X
Davita Inc             Common    23918K108     28,418   1,162,300  X                              1          X
EIX Trust II           Common    26853P206        509      25,300  X                              1          X
Expeditors Intl of
  Wash Inc             Common    302130109        285       5,000  X                              1          X
Fog Cutter Capital
  Grp Inc              Common    34416Q109        714     291,500  X                              1          X
Freeport McMoran
  Copper & Gold Inc    Common    35671D857      5,711     426,500  X                              1          X
Freeport McMoran
  Copper & Gold Inc
                       Common
                       Class A   35671D105     12,314     954,600  X                              1          X
FMC Corp               Common    302491303        298       5,000  X                              1          X
Sprint Corp
  (FON Group)          Common    852061100        602      30,000  X                              1          X
General Motors Corp
  (Hughes)             Common    370442832      1,061      68,700  X                              1          X
Gemstar TV Guide Intl  Common    36866W106      4,493     162,200  X                              1          X
Golden State Bancorp
  Inc                  Common    381197102      1,569      60,000  X                              1          X
GlobeSpan Virata Inc   Common    37957V106        777      60,000  X                              1          X
Manor Care Inc         Common    564055101      3,616     152,500  X                              1          X
Hollinger Intl Inc     Common    435569108      4,680     400,000  X                              1          X
Hercules Inc           Common    427056106      7,272     727,200  X                              1          X
Hewlett Packard Co     Common    428236103        822      40,000  X                              1          X
Intimate Brands Inc    Common    461156101        446      30,000  X                              1          X
IMC Global Inc         Common    449669100      1,225      94,200  X                              1          X
Isle Capri Casinos Inc Common    464592104        268      20,000  X                              1          X
Internet Security
  Systems Inc          Common    46060X107        753      23,500  X                              1          X
KB Home                Common    48666K109      8,221     205,000  X                              1          X
Keycorp                Common    493267108      2,921     120,000  X                              1          X
Kinder Morgan Mgt LLC  Common    49455U100      1,951      51,481  X                              1          X
Kansas City Southern
  Inds Inc             Common    485170302        940      66,500  X                              1          X
Lennar Corp            Common    526057104      7,959     170,000  X                              1          X
LNR Property Corp      Common    501940100     10,358     332,189  X                              1          X
Lo Jack Corp           Common    539451104        278      51,000  X                              1          X
Millenium Chemicals



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


  Inc                  Common    599903101        493      39,100  X                              1          X
Massey Energy Corp     Common    576206106     10,516     507,300  X                              1          X
Magellan Health
  Services Inc         Common    559079108        127      20,000  X                              1          X
Mohawk Industries Inc  Common    608190104      5,208      94,900  X                              1          X
Mirant Corp            Common    604675108        801      50,000  X                              1          X
Micron Technology Inc  Common    595112103      5,636     181,800  X                              1          X
Baycorp Holdings Ltd   Common    072728108      1,593     169,500  X                              1          X
Maxtor Corp            Common    577729205      3,375     532,400  X                              1          X
Metris Companies Inc   Common    591598107        514      20,000  X                              1          X
Mylan Laboratories Inc Common    628530107      1,500      40,000  X                              1          X
National City Corp     Common    635405103      1,170      40,000  X                              1          X
Newhall Land & Farming
  Corp                 Common    651426108        509      17,200  X                              1          X
NRG Energy Inc         Common    629377102      2,291     14,7800  X                              1          X
NVIDIA Corp            Common    67066G104      1,338      20,000  X                              1          X
Oxford Health Plans
  Inc                  Common    691471106     27,241     903,800  X                              1          X
Optimal Robotics Corp  Common    68388R208      1,418      40,000  X                              1          X
PG&E Corp              Common    69331C108        577      30,000  X                              1          X
Sprint Corp PCS        Common    852061506        976      40,000  X                              1          X
Phelps Dodge Corp      Common    717265102      2,822      87,100  X                              1          X
Children's Place
  Retail Stores Inc    Common    168905107        475      17,500  X                              1          X
Polycom Inc            Common    73172K104        681      20,000  X                              1          X
PMC-Sierra Inc         Common    69344F106        532      25,000  X                              1          X
PPL Corporation        Common    69351T106      5,179     148,600  X                              1          X
Penn Virginia Corp     Common    707882106     10,216     299,600  X                              1          X
Penn VA Resource
  Partners LP          Common    707884102      5,049     195,700  X                              1          X
Reebok Intl Inc        Common    758110100      1,052      39,700  X                              1          X
Resource America Inc   Common    761195205     15,500   1,659,500  X                              1          X
Aramark Corp           Common    038521100      2,690     100,000  X                              1          X
Renaissancere Holdings
  Ltd                  Common    G7496G103        954      10,000  X                              1          X
Sanmina-Sci Corp       Common    800907107      2,786     140,000  X                              1          X
SBA Communications
  Corp                 Common    78388J106        801      61,500  X                              1          X
Sirius Satellite Radio
  Inc                  Common    82966U103        396      34,000  X                              1          X
Spectrasite Holdings
  Inc                  Common    84760T100        269      75,000  X                              1          X
Sandisk Corp           Common    80004C101      1,152      80,000  X                              1          X
SPX Corp               Common    784635104      6,845      50,000  X                              1          X
Service Corp Intl      Common    817565104        424      85,000  X                              1          X
Silicon Storage
  Technology Inc       Common    827057100      1,060     110,000  X                              1          X
Stewart Enterprises



                                6







  Inc                  Common    860370105      5,928     989,600  X                              1          X
Stage Stores Inc       Common    85254C305      1,150      50,000  X                              1          X
Storagenetworks Inc    Common    86211E103         68      11,000  X                              1          X
Stilwell Financial Inc Common    860831106      7,931     291,400  X                              1          X
Tenet Healthcare Corp  Common    88033G100     10,669     181,700  X                              1          X
Talisman Energy Inc    Common    87425E103      7,596     200,700  X                              1          X
Triquint Semiconducto
  Inc                  Common    89674K103        282      23,013  X                              1          X
Texas Instruments Inc  Common    882508104      2,240      80,000  X                              1          X
Tyco International Ltd Common    902124106     28,508     484,000  X                              1          X
US Airways Group Inc   Common    911905107        518      81,700  X                              1          X
UAL Corp               Common    902549500        687      50,900  X                              1          X
USA Networks Inc       Common    902984103      1,639      60,000  X                              1          X
US Bancorp             Common    902973304      3,150     150,500  X                              1          X
Valero Energy Corp     Common    91913Y100      1,144      30,000  X                              1          X
Vodafone Group Plc     Common    92857W100      1,284      50,000  X                              1          X
Webex Communications
  Inc                  Common    94767L109        994      40,000  X                              1          X
Williamette Industries
  Inc                  Common    969133107      2,606      50,000  X                              1          X
Washington Mutual Inc  Common    939322103     10,451     319,600  X                              1          X
Western Resources Inc  Common    959425109        860      50,000  X                              1          X
Yahoo! Inc             Common    984332106        532      30,000  X                              1          X
Zoll Medical Corp      Common    989922109      1,838      47,200  X                              1          X


























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